Aggregate Contract Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 175,871	¥ 144,250
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,345	13,904
Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	12,225	12,941
Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	120	963
Not Designated as Hedging Instrument | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Aggregate contractual amounts of derivative financial instruments	¥ 163,526	¥ 130,346